Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
Inventories:
Inventories are valued at the lower of cost, determined on a first-in first-out basis, and estimated net realizable value. The amount of inventories recognized as an expense in cost of sales and operating expenses and depreciation and amortization for the year ended December 31, 2019 is $2,742 million (2018 - $3,309 million). Cost of sales and operating expenses for 2018 has been restated to reflect the new accounting policy. Refer to note 25 for more information.